Changes in presentation of financial statements	12 Months Ended
Dec. 31, 2018
Changes in presentation of financial statements
Changes in presentation of financial statements

Note 3—Changes in presentation of financial statements

Discontinued operations

In December 2018, the Company announced an agreement to divest 80.1 percent of its Power Grids business to Hitachi Ltd. (Hitachi) valuing the business at $11 billion. The business also includes certain real estate properties which were previously reported within Corporate and Other as the Company primarily manages real estate assets centrally as corporate assets. As a result, this business, along with the related real estate assets previously included in Corporate and Other, have been reported as discontinued operations. The divestment is expected to be completed in the first half of 2020, following the receipt of customary regulatory approvals as well as the completion of certain legal entity reorganizations expected to be completed before the sale. Assets and liabilities in the discontinued operation have maintained their existing classification as current or non‑current as the sale is not expected to be completed for more than 12 months.

As this planned divestment represents a strategic shift that will have a major effect on the Company’s operations and financial results, the results of operations for this business have been presented as discontinued operations and the assets and liabilities are reflected as held-for-sale for all periods presented. Financial information and disclosures previously reported in 2017 and 2016 have been retroactively recast to give effect to the discontinued operations presentation. In addition, amounts relating to stranded corporate costs have been separately disclosed as a component of Corporate and Other (see Note 23). Stranded costs represent overhead and other management costs which were previously included in the measure of segment profit (Operational EBITA) for the former Power Grids operating segment but are not directly attributable to the discontinued operation and thus do not qualify to be recorded as part of income from discontinued operations.

Operating results of the discontinued operations are summarized as follows:

($ millions)	2018	2017	2016
Total revenues	9,698	10,028	9,984
Total cost of sales	(7,378)	(7,501)	(7,597)
Gross profit	2,320	2,527	2,387
Expenses	(1,326)	(1,376)	(1,278)
Income from operations	994	1,152	1,108
Net interest and other finance expense	(55)	(42)	(58)
Non-operational pension (cost) credit	12	9	—
Income from discontinued operations before taxes	951	1,119	1,050
Provision for taxes	(228)	(273)	(251)
Income from discontinued operations, net of tax	723	846	799

Of the total Income from discontinued operations before taxes in the table above, $874 million, $1,034 million and $966 million in 2018, 2017 and 2016, respectively, are attributable to the Company, while the remainder is attributable to noncontrolling interests.

Income from discontinued operations before taxes excludes the stranded costs previously allocated to the Power Grids operating segment. As a result, $297 million, $286 million and $252 million, for 2018, 2017 and 2016, respectively, of allocated overhead and other management costs which were previously included in the measure of segment profit for the Power Grids operating segment are now reported as part of Corporate and Other. In addition, in the table above, Net interest and other finance expense in 2018, 2017 and 2016 includes $43 million, $33 million and $36 million, respectively, of interest expense which has been recorded on an allocated basis in accordance with the Company’s accounting policy election. In 2018, Income from discontinued operations before taxes includes $18 million for costs incurred to execute the transaction.

Included in the reported Total revenues of the Company for 2018, 2017 and 2016 are revenues for sales from the Company’s operating segments to the Power Grids business of $243 million, $263 million and $300 million, respectively, which represent intercompany transactions that, prior to Power Grids being classified as a discontinued operation, were eliminated in the Company’s Consolidated Financial Statements (See Note 23).

The major components of assets and liabilities held for sale and in discontinued operations in the Company’s Consolidated Balance Sheets are summarized as follows:

	December 31,
($ in millions)	2018	2017
Receivables, net	2,377	2,406
Contract assets	1,236	1,008
Inventories, net	1,457	1,518
Other current assets	94	111
Current assets held for sale	5,164	5,043

Property, plant and equipment, net	1,477	1,559
Goodwill	1,620	1,663
Other non-current assets	330	338
Non-current assets held for sale	3,427	3,560

Accounts payable, trade	1,732	1,683
Contract liabilities	998	1,116
Other current liabilities	1,455	1,721
Current liabilities held for sale	4,185	4,520

Pension and other employee benefits	268	293
Other non-current liabilities	161	177
Non-current liabilities held for sale	429	470

Reclassifications and other changes

Changes in presentation and disclosure relating to the adoption of new accounting pronouncements

Revenue from contracts with customers

In connection with the adoption of the new accounting pronouncement, Revenue from contracts with customers (see Note 2 for a description of the adoption of the policy), the Company has provided certain additional disaggregated revenue disclosures in Note 23, including the initial disclosure of amounts for 2017 and 2016.

While comparative information has not been restated due to the adoption of this standard, the separate presentation of Contract assets and Contract liabilities in the Consolidated Balance Sheets resulted in a reclassification of certain previously presented amounts. The following table presents the changes in prior period amounts which have been reclassified in the Consolidated Balance Sheets to conform to the presentation requirements of the new standard and all amounts presented give effect to the discontinued operations as described above:

December 31, 2017
($ in millions)	Previous classification	Adjusted presentation		Previous classification	Adjusted presentation
Consolidated Balance Sheet
Current assets			Current liabilities
Receivables, net(1)	7,002	5,861	Contract liabilities(2)(3)(4)	—	1,792
Contract assets(1)	—	1,141	Billings in excess of sales(2)	744	—
Inventories, net(3)	3,591	3,737	Advances from customers(2)(3)	1,047	—
			Other current liabilities(4)	3,510	3,509

Total assets	43,262	43,458	Total liabilities	27,913	28,109
(1)	$1,141 million of unbilled receivables previously included in Receivables have been reclassified to Contract assets.
(2)	Amounts previously presented as Billings in excess of sales and Advances from customers have been reclassified to Contract liabilities.
(3)

$146 million of advances from customers, previously recorded net within Inventories, have been reclassified to Advances from customers that are now recorded within Contract liabilities. This accounting change also increased the amounts previously reported at December 31, 2017 and 2016, for the respective Total assets for the operating segments.

(4)	Certain amounts recorded as deferred revenues, totaling $1 million, have been reclassified from Other current liabilities to Contract liabilities.

In addition, new disclosures have been provided in Note 8 relating to Contract assets and Contract liabilities.

Improving the presentation of net periodic pension cost and net periodic postretirement benefit cost

As described in Note 2, the Company now presents the total Non-operational pension cost/credit as a total outside of income from operations. The components of Non-operational pension cost/credit are summarized in Note 17. The amounts disclosed for 2017 and 2016 were previously included as a component of income from operations.

Changes affecting operating segments

Effective January 1, 2018, management responsibility and oversight of certain remaining engineering, procurement and construction (EPC) businesses, previously included principally in the Robotics and Motion operating segment (EPC-RM) and the former Power Grids business (EPC-PG), were transferred to a new non-core operating business within Corporate and Other. As a result, the following amounts, which were previously reported in their respective operating segments, have been included in Corporate and Other in 2017 and 2016:

	2017		2016
($ millions)	EPC-RM	EPC-PG	EPC-RM	EPC-PG
Third-party revenues	5	526	18	897
Operational EBITA	(82)	(55)	(9)	(13)
Total assets	18	680	13	853
Depreciation and amortization	—	2	—	6
Capital expenditure	—	—	—	3

In addition, during 2018, the Company changed the allocation of Cash and cash equivalents to the operating segments such that all amounts are attributed to Corporate and Other (see Note 23). As a result, at December 31, 2017 and 2016, $1,932 million and $2,098 million, respectively, of Cash and cash equivalents was reallocated from the Company’s operating segments (including the former Power Grids segment) to Corporate and Other. Previously, these amounts were primarily reported in the total assets for the Electrification Products operating segment and the former Power Grids segment. Total assets at December 31, 2017 and 2016 for the reportable segments and Corporate and Other have been adjusted to reflect this classification.

Separate disclosure of Swiss and International employee benefit plans and other

In 2018, the Company commenced separate disclosure of Swiss and International (outside Switzerland) benefit plans and has provided a comparable presentation for 2017 and 2016 information. Certain pension plan assets  previously disclosed within the fair value hierarchy at December 31, 2017, are now presented using the NAV practical expedient and not subject to leveling (see Note 17).